SCHEDULE OF FAIR VALUE DATA AND ASSUMPTIONS OF WARRANTS (Details) $ / shares in Units, $ in Thousands	Sep. 30, 2022 USD ($) $ / shares
Warrant A [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value of the warrants (U.S. dollars in thousands) | $	$ 119
Warrant A [Member] | Measurement Input, Expected Dividend Rate [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Volatility	0
Warrant A [Member] | Measurement Input, Risk Free Interest Rate [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Volatility	0.96
Warrant A [Member] | Measurement Input, Expected Term [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term (years)	2 years 6 months
Warrant A [Member] | Measurement Input, Option Volatility [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Volatility	159.70
Warrant A [Member] | Measurement Input, Share Price [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share price (U.S. dollars) | $ / shares	$ 0.025
Warrant A [Member] | Measurement Input, Exercise Price [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Volatility	0.05
Warrant B [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value of the warrants (U.S. dollars in thousands) | $	$ 136
Warrant B [Member] | Measurement Input, Expected Dividend Rate [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Volatility	0
Warrant B [Member] | Measurement Input, Risk Free Interest Rate [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Volatility	1.18
Warrant B [Member] | Measurement Input, Expected Term [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term (years)	3 years 6 months
Warrant B [Member] | Measurement Input, Option Volatility [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Volatility	159.70
Warrant B [Member] | Measurement Input, Share Price [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share price (U.S. dollars) | $ / shares	$ 0.025
Warrant B [Member] | Measurement Input, Exercise Price [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Volatility	0.05
Warrant A One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value of the warrants (U.S. dollars in thousands) | $	$ 50
Warrant A One [Member] | Measurement Input, Expected Dividend Rate [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Volatility	0
Warrant A One [Member] | Measurement Input, Risk Free Interest Rate [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Volatility	3.13
Warrant A One [Member] | Measurement Input, Expected Term [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term (years)	2 years
Warrant A One [Member] | Measurement Input, Option Volatility [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Volatility	153.1
Warrant A One [Member] | Measurement Input, Share Price [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share price (U.S. dollars) | $ / shares	$ 0.012
Warrant A One [Member] | Measurement Input, Exercise Price [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Volatility	0.05
Warrant B One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value of the warrants (U.S. dollars in thousands) | $	$ 64
Warrant B One [Member] | Measurement Input, Expected Dividend Rate [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Volatility	0
Warrant B One [Member] | Measurement Input, Risk Free Interest Rate [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Volatility	3.14
Warrant B One [Member] | Measurement Input, Expected Term [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term (years)	3 years
Warrant B One [Member] | Measurement Input, Option Volatility [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Volatility	148.6
Warrant B One [Member] | Measurement Input, Share Price [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share price (U.S. dollars) | $ / shares	$ 0.012
Warrant B One [Member] | Measurement Input, Exercise Price [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Volatility	0.05
Warrant A Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value of the warrants (U.S. dollars in thousands) | $	$ 98
Warrant A Two [Member] | Measurement Input, Expected Dividend Rate [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Volatility	0
Warrant A Two [Member] | Measurement Input, Risk Free Interest Rate [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Volatility	2.97
Warrant A Two [Member] | Measurement Input, Expected Term [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term (years)	5 years
Warrant A Two [Member] | Measurement Input, Option Volatility [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Volatility	152.9
Warrant A Two [Member] | Measurement Input, Share Price [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share price (U.S. dollars) | $ / shares	$ 0.02
Warrant A Two [Member] | Measurement Input, Exercise Price [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Volatility	0.05